August 7, 2013
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II Nationwide Life Insurance Company SEC File No. 333-177582 CIK No. 0000356514
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 6 to the Registration Statement for the company and the Variable Account which became effective August 1, 2013.
Please contact the undersigned at (614) 677-6123 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Ben Mischnick
Ben Mischnick
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies